Partners' Capital - Partnership Units (Table) (Details) - shares	Jun. 30, 2015	Dec. 31, 2014
Partners' Capital (Abstract)
Limited partner units	119,559,456	104,079,960
General partner units	2,439,989	2,124,081
Preferred partner units	12,983,333	14,223,737
Total partnership units	134,982,778	120,427,778